As filed with the Securities and Exchange Commission on March 17, 2014

Securities Act File No. 333-193986

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. 4	☒
Post-Effective Amendment No.	☐

TPG Specialty Lending, Inc.

(Exact Name of Registrant as Specified in Charter)

301 Commerce Street, Suite 3300

Fort Worth, TX 76102

(Address of Principal Executive Offices) (817) 871-4000

(Registrant’s Telephone Number, including Area Code)

David Stiepleman

c/o TPG Specialty Lending, Inc.

345 California Street, Suite 3300

San Francisco, CA 94104

(Name and Address of Agent for Service)

WITH COPIES TO:

Michael A. Gerstenzang, Esq. Adam E. Fleisher, Esq.	Stuart H. Gelfond, Esq. Paul D. Tropp, Esq.
Helena K. Grannis, Esq.	Fried, Frank, Harris, Shriver & Jacobson LLP
Cleary Gottlieb Steen & Hamilton LLP	One New York Plaza
One Liberty Plaza	New York, NY 10004
New York, NY 10006	Telephone: (212) 859-8000
Telephone: (212) 225-2000	Facsimile: (212) 859-4000
Facsimile: (212) 225-3999

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee(3)
Common Stock, $0.01 par value per share			$136,850,000	$17,626.28

(1)	Includes the underwriters’ option to purchase additional shares of our common stock to cover over-allotments.
(2)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.
(3)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Amendment No. 4 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2, is to file and add additional exhibits. Accordingly, this Amendment No. 4 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The prospectus and financial statements are unchanged and have been omitted.

TPG SPECIALTY LENDING, INC.

PART C

Other Information

Item 25.	Financial Statements and Exhibits

(1)	Financial Statements

The following financial statements of TPG Specialty Lending, Inc. are provided in Part A of this Registration Statement:

(2)	Exhibits

(a)(1)	Amended and Restated Certificate of Incorporation (incorporated by reference to Exhibit 3.1 to Amendment No. 1 to the Company’s Registration Statement on Form 10 filed on March 14, 2011)

(a)(2)	Certificate of Amendment to Amended and Restated Certificate of Incorporation (incorporated by reference to Exhibit 3.1 to the Company’s Current Report on Form 8-K filed on March 12, 2014)

(b)	Bylaws (incorporated by reference to Exhibit 3.2 to Amendment No. 1 to the Company’s Registration Statement on Form 10 filed on March 14, 2011)

(c)	Not applicable

(d)(1)	Form of Subscription Agreement in connection with the Private Offerings (incorporated by reference to Exhibit 4.1 to the Company’s Registration Statement on Form 10 filed on January 14, 2011)

(d)(2)	Form of Common Stock Certificate (incorporated by reference to Exhibit 4.2 to the Company’s Annual Report on Form 10-K filed on March 22, 2012)

(d)(3)	Form of Private Placement Agreement (1)

(e)	Dividend Reinvestment Plan of TPG Specialty Lending, Inc.

(f)	Not applicable

(g)	Amended and Restated Investment Advisory and Management Agreement, dated December 12, 2011, between the Company and the Adviser (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on December 13, 2011)

(h)	Form of Underwriting Agreement

(i)	Not applicable

(j)(1)	Custodian Agreement dated November 29, 2012 between TPG Specialty Lending, Inc. and State Street Bank and Trust Company (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on December 4, 2012)

(k)(1)	Form of Indemnification Agreement between the Company and certain officers and directors (incorporated by reference to Exhibit 10.3 to Amendment No. 1 to the Company’s Registration Statement on Form 10 filed on March 14, 2011)

(k)(2)	Administration Agreement, dated as of March 15, 2011, between the Company and the Adviser (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on March 15, 2011)

(k)(3)	Revolving Credit Agreement, dated September 28, 2011, among TPG Specialty Lending Inc., as Borrower, Deutsche Bank Trust Company Americas, as Administrative Agent, and Lenders Party Thereto (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2011, filed on November 14, 2011)

(k)(4)	First Amendment to Revolving Credit Agreement, dated September 28, 2011, among TPG Specialty Lending, Inc., as Borrower, Deutsche Bank Trust Company Americas, as Administrative Agent, and Lenders Party Thereto (incorporated by reference to Exhibit 10.2 to the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2011, filed on November 14, 2011)

(k)(5)	Amended and Restated Revolving Credit Agreement, dated December 22, 2011, among TPG Specialty Lending, Inc., as Borrower, Deutsche Bank Trust Company Americas, as Administrative Agent, and Lenders Party (incorporated by reference to Exhibit 10.6 to the Company’s Annual Report on Form 10-K filed on March 22, 2012)

(k)(6)	Revolving Credit and Security Agreement, dated May 8, 2012, among TPG SL SPV, LLC, as Borrower, the Lenders from Time to Time Parties Hereto, Natixis, New York Branch, as Facility Agent and The Bank of New York Mellon Trust Company, N.A., as Collateral Agent (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on August 13, 2012)

(k)(7)	Master Sale and Contribution Agreement by and between TPG Specialty Lending, Inc., as the Originator and TPG SL SPV, LLC, as the Buyer, dated as of May 8, 2012 (incorporated by reference to Exhibit 10.2 to the Company’s Quarterly Report on Form 10-Q filed on August 13, 2012)

(k)(8)	Senior Secured Revolving Credit Agreement, dated as of August 23, 2012, among TPG Specialty Lending, Inc., as Borrower, the Lenders Party Hereto and SunTrust Bank, as Administrative Agent, JPMorgan Chase Bank, N.A., as Syndication Agent (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on November 14, 2012)

(k)(9)	First Amendment to Amended and Restated Revolving Credit Agreement, dated October 31, 2012, among TPG Specialty Lending, Inc., as Borrower, Deutsche Bank Trust Company Americas, as Administrative Agent, and Lenders Named Herein (incorporated by reference to Exhibit 10.2 to the Company’s Quarterly Report on Form 10-Q filed on November 14, 2012)

(k)(10)	Instrument of Removal, Appointment and Acceptance, dated November 29, 2012, among State Street Bank and Trust Company and TPG SL SPV, LLC, TPG Specialty Lending, Inc. and the Bank of New York Mellon Trust Company, N.A. (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on January 2, 2013)

(k)(11)	Second Amendment to Amended and Restated Revolving Credit Agreement, dated May 7, 2013, among TPG Specialty Lending, Inc., as Borrower, Deutsche Bank Trust Company Americas, as Administrative Agent, and Lenders Named Herein (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on May 10, 2013)

(k)(12)	Amended and Restated Senior Secured Revolving Credit Agreement, dated as of July 2, 2013, among TPG Specialty Lending, Inc., the lenders party thereto, SunTrust Bank as administrative agent and JPMorgan Chase Bank N.A. as syndication agent (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on July 9, 2013)

(k)(13)	Amendment No. 1 dated July 17, 2013 to Revolving Credit and Security Agreement, dated May 8, 2012, among TPG SL SPV, LLC, as Borrower, the Lenders from Time to Time Parties Hereto, Natixis, New York Branch, as Facility Agent and The Bank of New York Mellon Trust Company, N.A., as Collateral Agent (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on August 9, 2013)

(k)(14)	Third Amendment to Amended and Restated Revolving Credit Agreement, dated November 5, 2013, among TPG Specialty Lending, Inc., as Borrower, Deutsche Bank Trust Company Americas, as Administrative Agent, and Lenders Named Herein (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on November 7, 2013)

(k)(15)	Amended and Restated Revolving Credit and Security Agreement, dated as of January 21, 2014, among TPG SL SPV, LLC, as Borrower, the Lenders from Time to Time Parties Hereto, Natixis, New York Branch, as Facility Agent and State Street Bank and Trust Company, as Collateral Agent (incorporated by reference to Exhibit 10.18 to the Company’s Annual Report on Form 10-K filed on March 4, 2014)

(k)(16)	Amended and Restated Master Sale and Contribution Agreement by and between TPG Specialty Lending, Inc., as the Originator and TPG SL SPV, LLC, as the Buyer, dated as of January 21, 2014 (incorporated by reference to Exhibit 10.19 to the Company’s Annual Report on Form 10-K filed on March 4, 2014)

(k)(17)	Second Amended and Restated Senior Secured Credit Agreement, dated February 27, 2014, among TPG Specialty Lending, Inc., as Borrower, the Lenders Party Hereto and SunTrust Bank, as Administrative Agent, and JPMorgan Chase Bank, N.A., as Syndication Agent (incorporated by reference to Exhibit 10.20 to the Company’s Annual Report on Form 10-K filed on March 4, 2014)

(l)	Form of Opinion and Consent of Cleary Gottlieb Steen & Hamilton LLP

(m)	Not applicable

(n)(1)	Consent of Cleary Gottlieb Steen & Hamilton LLP (included in Exhibit (l))

(n)(2)	Consent of KPMG LLP (1)

(n)(3)	Report of KPMG LLP (1)

(o)	Not applicable

(p)	Not applicable

(q)	Not applicable

(r)(1)	Code of Ethics of TPG Specialty Lending, Inc.

(r)(2)	Code of Ethics of TSL Advisers, LLC

(1)	Previously filed as an exhibit to this registration statement.

Item 26.	Marketing Arrangements

The information contained under the heading “Underwriting” in this Registration Statement is incorporated herein by reference.

Item 27.	Other Expenses of Issuance and Distribution

Securities and Exchange Commission registration fee	$17,626
FINRA filing fee	21,028
New York Stock Exchange listing fees	40,000
Printing expenses	350,000	(1)
Legal fees and expenses	2,000,000	(1)
Accounting fees and expenses	350,000	(1)
Miscellaneous	221,346	(1)

Total	$3,000,000

(1)	These amounts are estimates.

All of the expenses set forth above shall be borne by the Registrant.

Item 28.	Persons Controlled by or Under Common Control

The information contained under the headings “The Company,” “Management,” “Related-Party Transactions and Certain Relationships” and “Control Persons and Principal Stockholders” in this Registration Statement is incorporated herein by reference.

Item 29.	Number of Holders of Securities

The following table sets forth the approximate number of record holders of our common stock as of December 31, 2013.

Title of Class	Number of Record Holders
Common Stock, $0.01 par value	56

Item 30.	Indemnification

Section 145 of the Delaware General Corporation Law allows for the indemnification of officers, directors and any corporate agents in terms sufficiently broad to indemnify these persons under certain circumstances for liabilities, including reimbursement for expenses, incurred arising under the Securities Act. Our certificate of incorporation and bylaws provide that we shall indemnify our directors and officers to the fullest extent authorized or permitted by law and this right to indemnification shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of his or her heirs, executors and personal and legal representatives; provided, however, that, except for proceedings to enforce rights to indemnification, we are not obligated to indemnify any director or officer (or his or her heirs, executors or personal or legal representatives) in connection with a proceeding (or part thereof) initiated by the person unless the proceeding (or part thereof) was authorized or consented to by the Board. The right to indemnification conferred includes the right to be paid by us the expenses incurred in defending or otherwise participating in any proceeding in advance of its final disposition.

So long as we are regulated under the 1940 Act, the above indemnification is limited by the 1940 Act or by any valid rule, regulation or order of the SEC thereunder. The 1940 Act provides, among other things, that a company may not indemnify any director or officer against liability to it or its security holders to which he or she might otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a determination is made by final decision of a court, by vote of a majority of a quorum of directors who are disinterested, non-party directors or by independent legal counsel that the liability for which indemnification is sought did not arise out of the foregoing conduct.

In addition, we have entered into indemnification agreements with our directors and officers that provide for a contractual right to indemnification to the fullest extent permitted by the Delaware General Corporation Law. A form of the indemnification agreement has been filed as an exhibit to the Registration Statement of which this prospectus is a part.

We may, to the extent authorized from time to time by the Board, provide rights to indemnification and to the advancement of expenses to our employees and agents similar to those conferred to our directors and officers. The rights to indemnification and to the advance of expenses are subject to the requirements of the 1940 Act to the extent applicable. Any repeal or modification of our certificate of incorporation by our stockholders will not adversely affect any rights to indemnification and to the advancement of expenses of a director or officer existing at the time of such repeal or modification with respect to any acts or omissions occurring prior to such repeal or modification.

The Investment Advisory Agreement and the Administration Agreement provide that the Adviser and its members, managers, officers, employees, agents, controlling persons and any other person or entity affiliated with it shall not be liable to us for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under these Agreements or otherwise as an investment adviser of ours (except to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty (as the same is finally determined by judicial proceedings) with respect to the receipt of compensation for services). We will, to the fullest extent permitted by law, provide indemnification and the right to the advancement of expenses, to each person who was or is made a party or is threatened to be made a party to or is involved (including, without limitation, as a witness) in any actual or threatened action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a member, manager, officer, employee, agent, controlling person or any other person or entity affiliated with the Adviser, including without limitation the Administrator, or is or was a member of the Adviser’s Investment Review Committee (each such person hereinafter an “Indemnitee”), on the same general terms set forth in the certificate of incorporation.

We have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by us of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of our counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by us is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor.

A description of any other business, profession, vocation or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in this Registration Statement in the sections entitled “The Company,” “Management” and “Management and Other Agreements.” Additional information regarding the Adviser and its officers is set forth in its Form ADV, filed with the SEC on March 28, 2013 (SEC File No. 801-72185), and is incorporated herein by reference.

Item 32.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1)	The Registrant, 301 Commerce Street, Suite 3300, Fort Worth, TX 76102;

(2)	The transfer agent, State Street Bank and Trust Company, 200 Clarendon Street, Boston, MA 02116;

(3)	The custodian, State Street Bank and Trust Company, 1 Lincoln Street Boston, MA 02111; and

(4)	The Adviser, 301 Commerce Street, Suite 3300, Fort Worth, TX 76102.

Item 33.	Management Services

Not Applicable.

Item 34.	Undertakings

(1)	We undertake to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10% from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

(2)	Not applicable.

(3)	Not applicable.

(4)	Not applicable.

(5)	We undertake that:

(a)	For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by us pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b)	For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 17th day of March, 2014.

TPG SPECIALTY LENDING, INC.

By:	/s/ Michael Fishman
Name: Michael Fishman
Title: Co-Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael Fishman	Co-Chief Executive Officer and Director	March 17, 2014
Michael Fishman	(Principal Executive Officer)

*	Co-Chief Executive Officer,	March 17, 2014
Joshua Easterly	Director and Chairman of the Board of Directors

*	Chief Financial Officer	March 17, 2014
Alan Kirshenbaum	(Principal Financial and Accounting Officer)

*	Director and Chairman of the Audit Committee	March 17, 2014
John A. Ross

*	Director	March 17, 2014
Richard A. Higginbotham

*	Director	March 17, 2014
Ronald K. Tanemura

*By:	/s/ Michael Fishman
Michael Fishman
Attorney-in-Fact